Organization and Plan of Business Operations - Business Combination and Liquidity (Details)			9 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($) $ / shares shares	Oct. 04, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) item	Dec. 31, 2017 USD ($) item $ / shares	Oct. 09, 2018 USD ($)	Aug. 30, 2018 USD ($)	Aug. 11, 2017 USD ($)
Liquidity
Working capital deficit			$ 7,984,620	$ 3,634,283
Deferred accrued expenses			7,239,714	3,774,090
Note payable to Sponsor			$ 700,000	100,000
Promissory note amount				$ 100,000		$ 850,000	$ 300,000
Subsequent Events
Business Combination
Uncompleted business combination, wind-up period		10 days
Percentage of votes received for trust amendment proposal		65.00%
Aggregate redemption amount	$ 2,081,751
Liquidity
Promissory note amount					$ 150,000
Minimum
Business Combination
Number of target businesses for Business Combination | item			1	1
Class A | Subsequent Events
Business Combination
Number of shares submitted for redemption by shareholders | shares	201,981	30,798,019
Redemption price | $ / shares	$ 10.30	$ 10.20
Aggregate redemption amount	$ 2,081,751	$ 314,258,592
Assets held in trust
Business Combination
Price of units (in dollars per unit) | $ / shares				$ 10.00
Assets held in trust | Minimum
Business Combination
Business combination, fair value percent of assets held in trust			80.00%	80.00%